Intangible Assets (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Intangible Assets (Details) [Line Items]
Intangible assets	€ 561,698		€ 369,006
Software development	338,120
Amortization expense	25,142	€ 429
Intangible Assets [Member]
Intangible Assets (Details) [Line Items]
Intangible assets	€ 561,698		€ 369,005